Capital Structure, Financial Risk and Related Items - RSU Activity (Details)	12 Months Ended
	Dec. 31, 2022 kr / shares shares	Dec. 31, 2021 kr / shares shares	Dec. 31, 2020 kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	46,324	23,293	72,138
Weighted average fair value of RSU granted | kr / shares	kr 2,250.18	kr 2,236.44	kr 1,927.83
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled			28,424
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	13,670	477	589
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	32,654	22,816	43,125
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	405,991	293,928	307,907
Granted	272,131	186,215	46,522
Settled	(101,377)	(63,574)	(46,855)
Cancelled	(28,607)	(10,578)	(13,646)
Outstanding at end of period	548,138	405,991	293,928
RSUs | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	10,965	12,565	19,953
Granted	4,295	3,297	2,929
Settled	(3,420)	(3,556)	(6,470)
Transferred	(2,368)	(688)	(2,822)
Cancelled	(653)	(653)	(1,025)
Outstanding at end of period	8,819	10,965	12,565
RSUs | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	89,043	66,182	72,865
Granted	40,453	31,417	9,032
Settled	(17,165)	(14,089)	(12,253)
Transferred		5,533	(2,334)
Cancelled			(1,128)
Outstanding at end of period	112,331	89,043	66,182
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	293,031	197,374	208,859
Granted	221,000	146,684	34,431
Settled	(67,945)	(35,962)	(22,196)
Transferred	(13,749)	(14,810)	(22,762)
Cancelled	(9,195)	(255)	(958)
Outstanding at end of period	423,142	293,031	197,374
RSUs | Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	12,952	17,807	6,230
Granted	6,383	4,817	130
Settled	(12,847)	(9,967)	(5,936)
Transferred	16,117	9,965	27,918
Cancelled	(18,759)	(9,670)	(10,535)
Outstanding at end of period	3,846	12,952	17,807